Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncement Early Adoption [Line Items]
Provision for Doubtful Accounts	$ 602,128	$ 409,226
Vessels Salvage Value Per Lightweight Ton	300
Depreciation	$ 16,913,785	18,357,377	$ 16,986,584
Long-term portion
New Accounting Pronouncement Early Adoption [Line Items]
Effect of change in accounting principle on long-term debt		3,638,418
Current portion
New Accounting Pronouncement Early Adoption [Line Items]
Effect of change in accounting principle on long-term debt		722,533
Computer Systems Software
New Accounting Pronouncement Early Adoption [Line Items]
Useful life	5 years
Company Cars
New Accounting Pronouncement Early Adoption [Line Items]
Useful life	6 years
Other Fixed Assets
New Accounting Pronouncement Early Adoption [Line Items]
Depreciation	$ 226,428	$ 203,357	$ 164,527
Vessels
New Accounting Pronouncement Early Adoption [Line Items]
Useful life	25 years